Financial instruments	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial instruments
3
0
. Financial instruments

Financial instruments by category

The carrying value and fair value of financial instruments as of March 31, 2022 and 2021, respectively were as follows:

	As of March 31, 2022				As of March 31, 2021
	Total carrying value		Total fair value		Total carrying value		Total fair value
Assets:
Cash and cash equivalents	Rs.	14,852	Rs.	14,852	Rs.	14,829	Rs.	14,829
Other investments		33,181		33,181		24,702		24,702
Trade and other receivables		66,818		66,818		49,759		49,759
Derivative financial instruments		1,906		1,906		1,218		1,218
Other assets (1)		2,347		2,347		2,626		2,626
Total	Rs.	119,104	Rs.	119,104	Rs.	93,134	Rs.	93,134
Liabilities:
Trade and other payables	Rs.	25,572	Rs.	25,572	Rs.	23,744	Rs.	23,744
Derivative financial instruments		479		479		326		326
Long-term borrowings		6,763		6,763		7,163		7,163
Short-term borrowings		27,082		27,082		23,136		23,136
Bank overdraft		-		-		9		9
Other liabilities and provisions (2)		26,238		26,238		23,233		23,233
Total	Rs.	86,134	Rs.	86,134	Rs.	77,611	Rs.	77,611

(1)	Other assets that are not financial assets (such as receivables from statutory authorities, export benefit receivables, prepaid expenses, advances paid and certain other receivables) of Rs.12,449 and Rs.12,717 as of March 31, 2022 and 2021, respectively, are not included.
(2)	Other liabilities and provisions:
Other liabilities and provisions that are not financial liabilities (such as statutory dues payable, deferred revenue, advances from customers and certain other accruals) of Rs.
14,491
and Rs.13,091 as of March 31, 2022 and 2021, respectively, are not included.
Amounts as of March 31, 2021 includes contingent consideration of Rs.420 pursuant to the Business Transfer Agreement with Wockhardt Limited (Refer to Note 6 for details).

Amounts as of March 31, 2022 includes consideration payable of Rs.84 pursuant to the Acquisition of Nimbus Health, GmbH (Refer to Note 6 for details).

Fair value hierarchy

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

Level 3 - Inputs for the assets or liabilities that are not based on observable market data (unobservable inputs).

The following table presents the fair value hierarchy of assets and liabilities measured at fair value on a recurring basis as of March 31, 2022:

Particulars	Level 1		Level 2		Level 3		Total
FVTPL - Financial asset - Investments in units of mutual funds	Rs.	16,751	Rs.	-	Rs.	-	Rs.	16,751
FVTPL - Financial asset - Investment in limited liability partnership firm		-		-		386		386
FVTPL - Financial asset - Investments in equity securities		200		-		1		201
FVTOCI - Financial asset - Investments in equity securities		999		-		-		999
Derivative financial instruments – net gain/(loss) on outstanding foreign exchange forward, option and swap contracts and interest rate swap contracts (1)		-		1,427		-		1,427

The following table presents the fair value hierarchy of assets and liabilities measured at fair value on a recurring basis as of March 31, 2021:

Particulars	Level 1		Level 2		Level 3		Total
FVTPL - Financial asset - Investments in units of mutual funds	Rs.	13,263	Rs.	-	Rs.	-	Rs.	13,263
FVTPL - Financial asset - Investment in limited liability partnership firm		-		-		400		400
FVTPL - Financial asset - Investments in equity securities		-		-		1		1
FVTOCI - Financial asset - Investments in equity securities		4,532		-		-		4,532
Derivative financial instruments – net gain/(loss) on outstanding foreign exchange forward, option and swap contracts and interest rate swap contracts (1)		-		892		-		892
FVTPL- Contingent consideration pursuant to the Business Transfer Agreement with Wockhardt Limited (Refer to Note 6 for details)		-		-		420		420
(1)	The Company enters into derivative financial instruments with various counterparties, principally financial institutions and banks. Derivatives wh
ich are
valued using valuation techniques with market observable inputs are mainly interest rate swaps, foreign exchange forward option and swap contracts. The most frequently applied valuation techniques include forward pricing, swap models and Black-Scholes-Merton models (for option valuation), using present value calculations. The models incorporate various inputs, including foreign exchange forward rates, interest rate curves and forward rate curves.

As of March 31, 2022 and 2021, the changes in counterparty credit risk had no material effect on the hedge effectiveness assessment for derivatives designated in hedge relationships and other financial instruments recognized at fair value.

Derivative financial instruments

The Company had a derivative financial asset and derivative financial liability of Rs.1,906 and Rs.479, respectively, as of March 31, 2022, as compared to derivative financial asset and derivative financial liability of Rs.1,218 and Rs.326, respectively, as of March 31, 2021, towards these derivative financial instruments.

Details of gain/(loss) recognized in respect of derivative contracts

The following table presents details in respect of the gain/(loss) recognized in respect of derivative contracts during the applicable year ended:

	For the Year Ended March 31,
	2022		2021		2020
Net gain/(loss) recognized in finance costs in respect of foreign exchange derivative contracts and cross currency interest rate swaps contracts	Rs.	(435)	Rs.	2,619	Rs.	155
Net gain/(loss) recognized in equity in respect of hedges of highly probable forecast transactions, net of amounts reclassified from equity and recognized as component of revenue		883		1,123		(951)
Net gain/(loss) reclassified from equity and recognized as component of revenue occurrence of forecasted transaction		525		340		(50)

The net carrying amount of the Company’s “hedging reserve” as a component of equity before adjusting for tax impact was a gain of Rs.1,284 as of March 31, 2022, as compared to a gain of Rs.401 as of March 31, 2021.

Outstanding foreign exchange derivative contracts

The following table gives details in respect of the notional amount of outstanding foreign exchange derivative contracts as of March 31, 2022.

Category	Instrument	Currency (1)	Cross Currency (1)	Amounts	Buy/Sell
Hedges of recognized assets and liabilities	Forward contract	AUD	INR	AUD 10	Sell
	Forward contract	GBP	INR	GBP 9	Sell
	Forward contract	RUB	INR	RUB 7,171	Sell
	Forward contract	U.S.$	INR	U.S.$ 720	Sell
	Forward contract	U.S.$	MXN	U.S.$ 21	Buy
	Forward contract	ZAR	INR	ZAR 31	Sell
	Forward contract	U.S.$	RUB	U.S.$ 1	Buy
	Forward contract	U.S.$	RON	U.S.$ 12	Buy
	Forward contract	U.S.$	AUD	U.S.$ 4	Buy
	Forward contract	GBP	U.S.$	GBP 48	Buy
	Forward contract	EUR	U.S.$	EUR 47	Buy
	Forward contract	U.S.$	KZT	U.S.$ 9	Buy
	Forward contract	U.S.$	CLP	U.S.$ 3	Buy
	Forward contract	U.S.$	COP	U.S.$ 7	Buy
	Forward contract	U.S.$	BRL	U.S.$ 3	Buy
	Forward contract	EUR	INR	EUR 2	Sell
	Forward contract	U.S.$	THB	U.S.$ 2	Buy
	Option contract	U.S.$	INR	U.S.$ 60	Sell
Hedges of highly probable forecast transactions	Forward contract	AUD	INR	AUD 4	Sell
	Forward contract	RUB	INR	RUB 9,600	Sell
	Forward contract	U.S.$	INR	U.S.$ 68	Sell
	Forward contract	ZAR	INR	ZAR 122	Sell
	Option contract	U.S.$	INR	U.S.$ 275	Sell
The following table gives details in respect of the notional amount of outstanding foreign exchange derivative contracts as of March 31, 2021.

Category	Instrument	Currency (1)	Cross Currency (1)	Amounts	Buy/Sell
Hedges of recognized assets and liabilities	Forward contract	AUD	INR	AUD 7	Sell
	Forward contract	CHF	INR	CHF 200	Sell
	Forward contract	GBP	INR	GBP 8	Sell
	Forward contract	RUB	INR	RUB 2,799	Sell
	Forward contract	U.S.$	INR	U.S.$ 353	Sell
	Forward contract	U.S.$	MXN	U.S.$ 10	Buy
	Forward contract	U.S.$	UAH	U.S.$ 14	Buy
	Forward contract	ZAR	INR	ZAR 111	Sell
	Forward contract	U.S.$	RUB	U.S.$ 2	Buy
	Forward contract	U.S.$	RON	U.S.$ 12	Buy
	Forward contract	U.S.$	AUD	U.S.$ 3	Buy
	Forward contract	GBP	U.S.$	GBP 48	Buy
	Forward contract	EUR	GBP	EUR 1	Sell
	Forward contract	EUR	U.S.$	EUR 16	Buy
	Forward contract	CHF	U.S.$	CHF200	Buy
	Forward contract	U.S.$	KZT	U.S.$ 4	Buy
	Forward contract	U.S.$	CLP	U.S.$ 3	Buy
	Forward contract	U.S.$	COP	U.S.$ 4	Buy
	Forward contract	U.S.$	BRL	U.S.$ 4	Buy
	Forward contract	U.S.$	KZT	U.S.$ 9	Buy
Hedges of highly probable forecast transactions	Forward contract	AUD	INR	AUD 10	Sell
	Forward contract	RUB	INR	RUB 6,850	Sell
	Option contract	U.S.$	INR	U.S.$ 645	Sell - Risk Reversal
	Forward contract	ZAR	INR	ZAR 148	Sell

(1)	“INR” means Indian rupees, “U.S.$” means United States dollars, “RON” means Romanian new leus, “GBP” means U.K. pounds sterling, “AUD” means Australian dollars, “CHF” means Swiss francs, “ZAR” means South African rands, “EUR” means Euros, “BRL” means Brazilian reals, “CLP” means Chilean pesos, “COP” means Colombian pesos, “KZT” means Kazakhstan tenges, “MXN” means Mexican pesos, “UAH” means Ukrainian hryvnias, “RUB” means Russian roubles and “THB” means Thai bahts.
The table below summarizes the periods when the cash flows associated with highly probable forecast transactions that are classified as cash flow hedges are expected to occur:

	As of March 31,
	2022		2021
Cash flows in U.S dollars
Not later than one month	Rs.	2,653	Rs.	3,656
Later than one month and not later than three months		5,305		7,311
Later than three months and not later than six months		6,139		12,063
Later than six months and not later than one year		11,824		24,126
	Rs.	25,921	Rs.	47,156
Cash flows in Russian roubles
Not later than one month	Rs.	460	Rs.	437
Later than one month and not later than three months		1,513		874
Later than three months and not later than six months		3,528		1,748
Later than six months and not later than one year		3,331		3,593
	Rs.	8,832	Rs.	6,651
Cash flows in Australian dollars
Not later than one month	Rs.	10	Rs.	46
Later than one month and not later than three months		60		92
Later than three months and not later than six months		48		139
Later than six months and not later than one year		134		277
	Rs.	252	Rs.	555
Cash flows in South African rands
Not later than one month	Rs.	41	Rs.	61
Later than one month and not later than three months		98		121
Later than three months and not later than six months		146		182
Later than six months and not later than one year		350		364
	Rs.	635	Rs.	728

Hedges of changes in the interest rates:

Consistent with its risk management policy, the Company uses interest rate swaps (including cross currency interest rate swaps) to mitigate the risk of changes in interest rates. The Company does not use them for trading or speculative purposes.

A net gain/(loss) of Rs.Nil for each of the years ended March 31, 2022, 2021 and 2020, representing the changes in the fair value of interest rate swaps used as hedging instrument in a cash flow hedge is recognized in the statement of comprehensive income. For balance interest rate swaps, the changes in fair value (including cross currency interest rate swaps) are recognized as part of the finance costs. Accordingly the Company has recorded, as part of finance cost, a net gain of Rs.32, Rs.164 and Rs.33 for the years ended March 31, 2022, 2021 and 2020 respectively.

The Company had outstanding cross currency swap against INR borrowing of Rs.Nil and Rs.7,240 as of March 31, 2022 and 2021, respectively. The swap hedges the principal repayment of underlying INR liability and transforms it into U.S.$ principal repayment liability.